Principal Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Principal Accounting Policies
2.	Principal Accounting Policies
(a) Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary for a fair statement of the Company’s consolidated financial position and results of operations and cash flows as of June 30, 2019 and for the six-month
 periods ended June 30, 2018 and 2019. The
year-end
 condensed balance sheet data as of December 31, 2018 was derived from audited financial statements, but does not include all disclosures required by US GAAP.
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.
These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s Annual Report on Form
20-F
for the year ended December 31, 2018, previously filed with the Securities and Exchange Commission (“SEC”).
Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.
(b) Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.
The Company believes that revenue recognition, liabilities related to loyalty programs, consolidation of VIEs, determination of share-based compensation and impairment assessment of long-lived assets that reflect more significant judgments are estimates used in the preparation of its consolidated financial statements.
Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

(c) Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs’ economic performance, and also the Group’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. The Company’s WOFEs and ultimately the Company hold all the variable interests of the VIEs and its subsidiaries, and have been determined to be the primary beneficiaries of the VIEs.
The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	June 30, 2019
Assets
Current assets
Cash and cash equivalents	19,464,246	8,037,363
Short-term investments	5,000,000	77,250,000
Accounts receivable, net	200,289,537	407,093,056
Amount due from subsidiaries of the Company	291,902,904	549,272,236
Amount due from related parties	—	92,962,134
Prepayments and other current assets	80,565,668	95,686,339

Total current asset	597,222,355	1,230,301,128

Non-current assets
Investments	—	5,000,000
Property and equipment, net	13,376,314	17,649,497
Right-of-use asset, net	—	52,419,053
Intangible assets	—	2,612,613
Other non-current assets	8,945,774	25,596,111

Total non-current assets	22,322,088	103,277,274

Total assets	619,544,443	1,333,578,402

Liabilities
Current liabilities
Accounts payable	73,087,671	238,068,415
Amount due to subsidiaries of the Company	629,835,620	1,497,513,909
Registered users’ loyalty payable	249,881,449	172,120,365
Advance from advertising customers	152,181,358	164,606,216
Salary and welfare payable	41,665,582	72,032,140
Tax payable	100,757,561	91,918,811
Lease liabilities, current	—	24,935,349
Accrued liabilities related to users’ loyalty programs	44,133,812	46,255,061
Accrued liabilities and other current liabilities	360,711,336	461,629,127

Total current liabilities	1,652,254,389	2,769,079,393

Non-current liabilities
Lease liabilities, non-current	—	22,207,796

Total non-current assets	—	22,207,796

Total liabilities	1,652,254,389	2,791,287,189

	Six months ended June 30,
	2018	2019
Net revenues	712,036,682	2,762,489,629
Net loss	(514,632,981)	(909,376,001)

	Six months ended June 30,
	2018	2019
Net cash used in operating activities	(280,080,346)	(336,305,135)
Net cash provided by/(used in) investing activities	92,990,105	(88,029,748)
Net cash provided by financing activities	275,200,311	412,908,000

Net increase/(decrease) in cash and cash equivalents	88,110,070	(11,426,883)

In accordance with the aforementioned VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2018 and June 30, 2019. As the VIEs and their subsidiaries were incorporated as limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.
There were no pledges or collateralization of the Affiliated Entities’ assets. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
There is no VIEs where the Company has variable interest but is not the primary beneficiary.
The Group believes that the contractual arrangements among its shareholders and WFOEs comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.
The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Interest Pledge Agreement and the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.
(d) Functional Currency and Foreign Currency Translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statement. The exchange rates used for translation on December 31, 2018 and June 30, 2019 were US$1.00= RMB6.8632 and RMB6.8747, respectively, representing the index rates stipulated by the People’s Bank of China.
(e) Convenience Translation
Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive loss and consolidated statement of cash flows from RMB into US$ as of and for the six months ended June 30, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.865, representing the certified exchange rate published by the US Federal Reserve Board on June 28, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2019, or at any other rate.

(f) Fair value of financial instruments
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:

Level	1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level	2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level	3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, advance from advertising customers, registered users’ loyalty payable, other liabilities, and a convertible loan that was issued in April 2019.
As of December 31, 2018 and June 30, 2019, the carrying values of cash and cash equivalents, accounts receivable, accounts payable, advance from customers, registered users’ loyalty payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. As of June 30, 2019, the estimated fair value of the long-term convertible loan approximates its carrying value due to the short duration between the issuance and period-end
date. The convertible loan would qualify as Level 3 if it was to be carried at fair value due to the presence of significant unobservable inputs.

On a recurring basis, the Group measures its short-term investments at fair value.
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	115,436,080	—	115,436,080

As of June 30, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	184,088,800	—	184,088,800

(g) Cash and Cash Equivalents
Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.
(h) Short-term investments
Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company measures the short-term investments at fair value using the quoted subscription or redemption prices published by these banks. The change in fair value is recorded as interest income amounted to RMB1.7 million and RMB3.6 million in the consolidated statements of comprehensive loss for the six months ended June 30, 2018 and June 30, 2019, respectively.
(i) Accounts receivable, net
Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.
The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

(j) Property and equipment, net
Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Office equipment	3 – 5 years
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.
(k) Equity investments
The Company’s long-term investments were accounted for using the equity method, which are securities that the Company does not control, but are able to exert significant influence over the investee. These investments are measured at cost less any impairment, plus or minus the Company’s share of equity method investee income or loss. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information. As of June 30, 2019, the Company’s equity investment is an investment in a fund that has not completed set-up.
(l) Goodwill and intangible assets
Intangible assets
Intangible assets include the acquired right to operate an online audio/video content platform (Note 9) and computer software, which are amortized using the straight-line method over their estimated useful li
v
es.
The estimated useful lives are as follows:

Acquired right to operate an online audio/video content platform	10 years
Computer software	3 - 10 years
The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the six-month
periods ended June 30, 2018 and 2019.
Goodwill
Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. If the reporting unit does not pass the qualitative assessment, the Company estimates its fair value and compares the fair value with the carrying value of its reporting unit, including goodwill. If the fair value is greater than the carrying value of its reporting unit, no impairment is recorded. If the fair value is less than the carrying value, an impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The impairment charge would be recorded to earnings in the consolidated statements of operations.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and the determination of the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test as of
December 31
. Each quarter the Company reviews the events and circumstances to determine if there are indicators that goodwill may be impaired.
As of June 30
, 2019
, there is no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was substantially lower than the respective carrying value. There was no
impairment of goodwill during the
six-month
periods ended June 30
, 2018
and 2019
.
(m) Impairment of long-lived assets other than Goodwill
For other long-lived assets including property and equipment and other non-current
assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
(n) Leases
Prior to the adoption of ASC 842 on January
 1, 2019:
Leases, including leases of office spaces, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.
Upon and hereafter the adoption of ASC 842 on January
 1, 2019:
The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use
 (“ROU”) assets and operating lease liabilities, current and non-current,
 in the Company’s consolidated balance sheets. The Company does not have any finance leases as of the adoption date or June
30
,
2019
.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Company has elected to adopt the following lease practical expedients in conjunction with the adoption of ASU
2016-02:
 (i) elect for each lease to not separate
non-lease
 components from lease components and instead to account for each separate lease component and the non-lease
 components associated with that lease component as a single lease component; (ii) for leases that have lease terms of
12
months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC
842
recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January
1
,
2019
to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.
(o) Advances from advertising customers
Certain third party advertising customers pay in advance to purchase advertising services. Cash proceeds received from customers are initially recorded as advances from advertising customers and are recognized as revenues when revenue recognition criteria are met.
(p) Revenue recognition

A.	Significant accounting policy
The Group has adopted the new revenue standard, ASC 606, by applying the full retrospective method. Revenues are recognized when or as the control of a good or service is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; or

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value transferred by the Group to the customer; or

•	the Group’s efforts or inputs to the satisfaction of the performance obligation.

B.	Nature of services
The following is a description of principal activities from which the Group generates its revenue.
(i) Advertising and marketing
T
he Group’s main revenue generating activity is the provision of online advertising and marketing services. The Group generates revenue from providing advertising and marketing services. Revenue is recognized on a Cost Per thousand impressions (“CPM”) or Cost Per Click (“CPC”) basis as impressions or clicks are delivered.
The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transaction. In determining whether the Group acts as the principal or an agent, the Group follows the accounting guidance for principal-agent considerations. Such determination involves judgment and is based on evaluation of the terms of each arrangement.

a. Advertising and marketing services provided to advertising customers
Before February 2018, the Group engaged certain advertising customers through a third-party advertising agent (“advertising agent”). In the arrangement with this advertising agent, it served as the Group’s sales agent in selling the Group’s advertising solutions to other second-tier advertising agents. The end advertisers are the customers of the Group as they specifically select Qutoutiao to display its advertisement and the performance obligation of the Group is to provide the underlying advertising display services. The advertising agent earns a commission of 2% of the advertising revenue in the arrangement in return for providing bidding system for placement on Qutoutiao which the Company recognized as cost of revenue. The Group provides advertising and marketing services to advertising customers and recognizes advertising and marketing revenue on a gross basis as clicks are delivered.
The Group receives refundable advance payments from advertising customers through this advertising agent and reconciles the advertising and marketing revenue with this advertising agent on a weekly basis. If the advance payment deposited in the Group is not ultimately used for the advertisement on Qutoutiao, the Group refunds the advance payment back to advertising customers through this advertising agent.
In February 2018, the Group acquired 100% equity interests of this advertising agent with a total consideration of RMB15.0 million (Note 3). After the acquisition, the Group effectively provides advertising and marketing services to these advertising customers directly and continues to recognize revenue on a gross basis as impressions are delivered.
Besides this arrangement, the Group also provides advertising and marketing service to advertising customers directly.
S
tarting 2019, the placement of the advertising customers’ advertisements is not restricted to be only on Qutoutiao’s platform. When advertisements cannot be placed on Qutoutiao’s platform due to capacity limit or unsuccessful bidding attempt on Qutoutiao, the Group has the discretion to choose a media platform for advertisement placement. The Group determined that it is the principal to the advertising customer when Group (1) is the primary obligor ultimately responsible for delivering advertising services to the advertising customers, (2) has the discretion in pricing and (3) takes certain risks of loss due to the different settlement method between the media platform and advertising customers. Hence, the Group recognizes the revenue on a gross basis.
In May 2019, the Group also started a new business stream of providing integrated marketing solution services to its customers based on their customized needs. The services include but are not limited to design and execute of a systematic marketing plan online and offline, come up with best solutions for online promotion of the customers’ mobile application by selecting appropriate advertisement platforms, design the advertisement clips, monitor advertisement effects, organize offline marketing campaigns featuring social media influencers and circulate marketing messages to the customers’ end consumers.
The Group pays the vendors or suppliers when costs are incurred and advertisements are displayed while the Group charges the service fees to the customers based on specified achievements, i.e. a Gross Merchandise Volume (“GMV”) which revenue is recognized based on number of first effective purchase, or Cost per Action (“CPA”) basis which revenue is recognized based on number of registered new users.
The Group is the primary obligor ultimately responsible for delivering the tailored marketing services to the customers in the arrangement, it has the discretion in pricing and takes certain risks of loss as the achievements can’t be guaranteed while the costs can have already been incurred. Hence, the Group provides the tailored marketing planning and solution services to customers as the principal and recognizes the revenue on a gross basis
.
b. Advertising and marketing services provided to advertising platforms
The Group provides advertising and marketing services to other third-party advertising platforms. In the arrangement with these advertising platforms, these advertising platforms are the customers of the Group and the performance obligation of the Group is to provide traffic service to these advertising platforms. Therefore, the Group recognizes revenue based on the net amount as impressions or clicks are delivered.
The Group reconciles and settles the advertising revenue with these advertising platforms on a monthly basis.

(ii) Other services
a. Online marketplace service
The Group operates an online marketplace which users can access merchandise offered by third-party merchandise suppliers. The suppliers are the customers of the Group as these suppliers are the primary obligor to provide goods and delivery service to the users and the performance obligation of the Group is to provide matching service for the suppliers. The Group acts as an agent in this transaction and recognize revenue when the matching service is completed. The Group settles the payment with suppliers on a monthly basis.
b. Agent and platform service
After the acquisition of the advertising agent in February 2018 (Note 3), the Group also provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display their advertisements. The Group recognizes revenue from the advertising customers based on the net amount equal to certain agreed percentage of the gross revenue earned by the third-party advertising platforms when impressions or clicks are successfully delivered.

C.	Disaggregation of revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Six months ended June 30,
	2018	2019
	RMB	RMB	US$(Note 2(e))
Major service line
Advertising and marketing service provided to advertising customers, recorded gross (1)(3)	533,983,843	1,894,943,812	276,029,688
Advertising and marketing service provided to advertising platforms, recorded net	135,887,052	550,236,683	80,151,010
Other service (2)	47,963,837	59,616,169	8,684,074
	717,834,732	2,504,796,664	364,864,772

(1)
For the six months ended June 30, 2018 and 2019, revenue in advertising services provided to advertising customers
,
recorded gross
,
include integrated marketing solution services which amounted to nil and RMB107.9 million, respectively, and includes advertising and marketing services provided to related parties which amounted to RMB
1.2
 million and RMB
144.5
 million, respectively. Refer to Note 20 for additional details.

(2)
For the six months ended June 30, 2018 and 2019, revenue in other services include the agent and platform services which amounted to RMB44.0 million and RMB28.9 million, respectively. For the six months ended June 30, 2018, the aforementioned agent and platform services also include RMB
5.3
 million of services that were provided to a related party. Refer to Note 20 for additional details.

(q) Cost of revenues
The Group’s cost of revenues consists primarily of (i) agent fees retained by the third party advertising agents, and c
osts paid to suppliers or vendors for the tailored marketing services, which are recognized as cost of revenue for revenue recorded on gross basis, (ii) content procurement costs paid to third-party professional media companies or freelancers, (iii) direct cost related to in-house
content editing cost, rental cost, depreciation and other miscellaneous costs, (iv) bandwidth cost and (v) cultural development fee and surcharges. The cultural development fee and surcharges in cost of revenues for the six months ended June 30, 2018 and 2019 were RMB16.6 million and RMB39.1 million, respectively. The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate is 3% of the net advertising revenues.

(r) Research and development expenses
Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) office rental expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. For the six months ended June 30, 2018 and 2019, the Company has not capitalized any costs related to internal use software because the inception of the Group software development costs qualified for capitalization have been insignificant.
(s) Sales and marketing expenses
Sales and marketing expenses consist primarily of (i) rewards to registered users related to loyalty programs, (ii) advertising and marketing expenses, (iii) charges for short mobile message service to registered users and (iv) salary and welfare for sales and marketing personnel. The advertising and marketing expenses amounted to RMB184.4 million and RMB1,325.9 million for the six months ended June 30, 2018 and 2019, respectively.
(t) General and administrative expenses
General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, (ii) office expense, (iii) professional service fees and (iv) stock-based compensation expense.
(u) User loyalty programs
The Group has loyalty programs for its registered users in its mobile platforms Qutoutiao and Quduopai to enhance user stickiness and incentivize word-of-mouth
referrals. The Group offers rewards mainly for signing up as a new-registered
user as well as rewards to existing registered users for referring new users to become the Group’s registered users, and also rewards for participating in various activities held in platforms including uploading videos on Quduopai. The cost of users’ rewards is recognized as sales and marketing expenses in the consolidated statements of comprehensive loss.
On Qutoutiao, the Group’s users can redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon request. The Group offers its users the flexibility to choose a number of rewards payment options, including i) online cash out, when the cash credits balance exceeds a certain cash out threshold or at a lower cash out threshold if the users log on Qutoutiao for a certain number of consecutive days, ii) purchasing products mainly through online marketplace.
On Quduopai, the Group’s users can also earn cash credits (reflecting the same amount of cash value) that they may cash out when the cash credits balance exceeds a certain threshold. Before April 9, 2018, the Group’s users on Quduopai could also earn loyalty points, which could only be exchanged for coupons issued to the Group by a third-party, which can be used to purchase goods or service on that third-party’s group buying website. The Group did not recognize any expenses or liability for those loyalty points earned on Quduopai since the Group did not bear any additional cost to settle these loyalty points awarded to its users before April 9, 2018. Starting from April 9, 2018, the Group’s users on Quduopai who are not content providers, can also start to earn and redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon request. Users can cash out the rewards when the cash credits balance exceeds a certain cash out threshold. All the outstanding loyalty point granted to users on Quduopai were converted to rewards upon the enacting of the revised loyalty program in April 2018. As a result, the Company recorded costs of RMB62,359 in the sales and marketing expenses in April 2018. In November 2018, the Company, as a result of the change of business strategy, announced the change of the loyalty program on Quduopai and reversed the unused rewards under the original loyalty program amounted to RMB11.6 million in the consolidated statements of comprehensive loss for the fourth quarter of 2018.
The user’s agreement provides that rewards expire after one month. However, the Group may, at its discretion, provide rewards to its users even after one month expiration period. Starting from May 2018, rewards to its users are cleared from their accounts and will not be redeemed when the users are inactive for 90 days.

The Group’s experience indicates that a certain portion of rewards is never redeemed by its users, which the Group refers to as a “breakage”. The liability accrued for the reward is reduced by the estimated breakage that is expected to occur. The Group estimates breakage based upon its analysis of relevant reward history and redemption pattern as well as considering the expiration period of the rewards under the users agreement. In the assessment of breakage, each individual user’s account is categorized into certain pools of different range of outstanding rewards, and then further grouped into certain sub-groups
on the basis of inactivity days. The past reward redemption pattern in those sub-groups
was used to estimate the respective breakage for the outstanding rewards in each sub-group
at each period end. For the six months ended June 30, 2018 and 2019, total costs related to the users’ rewards granted (before estimate breakage) amounted to RMB707.1 million and RMB1,430.8 million, respectively, and total rewards redeemed amounted to RMB548.1 million and RMB1,347.0 million, respectively. The Company also reversed the accrued rewards of the users inactive for 90 days which amounted to RMB171.8 million and RMB175.9 million for the six months ended June 30, 2018 and 2019, respectively, which were recorded as a reduction of sales and marketing expense. As of December 31, 2018 and June 30, 2019, the total estimated breakage not accrued approximated to RMB59.1 million and RMB42.6 million, respectively.
Once the amount of accumulated unredeemed rewards for individual user exceeds the cash out threshold or the continuous log-on
criteria is reached, the Group reclassifies the balance into “registered users’ loyalty payable” in consolidated balance sheet as a monetary liability and reverses the amount of breakage originally assumed. The registered users’ loyalty payable is derecognized only if (1) the Group pays the user and is relieved of its obligation for the liability by paying the users, including delivery of cash or (2) the Group is legally released from the liability.
The actual cost to settle the estimated liability may differ from the estimated liability recorded. As of December 31, 2018 and June 30, 2019, users’ reward recorded in “Registered users’ loyalty payable” are RMB256.7 million and RMB178.9 million, respectively, and estimated users’ rewards recorded in “Accrued liabilities related to users’ loyalty programs” are RMB44.1 million and RMB46.3 million, respectively. The decrease of registered users’ loyalty payable from December 31, 2018 to June 30, 2019 was mainly due to the Company’s ongoing efforts in optimizing user engagement expenses.
(v) Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.
The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.
(w) Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the six months ended June 30, 2018 and 2019. As of December 31, 2018 and June 30, 2019, the Group did not have any significant unrecognized uncertain tax positions.
(x) Share repurchases
Effective May 28, 2019, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$50 million worth
of
outs
tanding ADSs of the Company, every four of which represents one class A ordinary share, from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the memorandum and articles of association, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. The program may be suspended or discontinued at any time. These repurchased ADSs were recorded as treasury stock and were accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock. No repurchased shares of common stock have been retired. Up to June 30, 2019, 3,315,700 outstanding ADSs (828,925 shares) were repurchased with a total consideration of RMB102.6 million.
(y) Share-based compensation
Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees.
Option granted to employees
For the options granted to employees, the compensation expense is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied
.
O
ption granted to
non-employee
Prior to the adoption of ASU
2018-07
 on January
 1, 2019:
For share-based awards granted to
non-employees,
the Group accounts for the related share-based compensation expenses in accordance with ASC subtopic,
505-50
(“ASC
505-50”),
Equity-Based Payments to
Non-Employees.
Under the provision of ASC
505-50,
options of the Company issued to
non-employees
are measured based on fair value of the options which are determined by using the binomial option pricing model. These options are measured as of the earlier of the date at which either:
(1)
 commitment for performance by the
non-employee
has been reached; or
(2)
 the
non-employee’s
performance is complete. Subsequent to the completion of the performance, the share-based award is assessed in accordance with ASC
815
to determine whether the award meets the definition of a derivative.
Upon and hereafter the adoption of ASU
2018-07
 on January
 1, 2019:
Non-employee
 share-based payment awards within the scope of ASC 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

(z) Statutory reserves
The Group’s subsidiaries, consolidated VIEs and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax
profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).
Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.
The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.
There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group has not done so.
Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.
(aa) Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.
(ab) Dividends
Dividends are recognized when declared. No dividends were declared for the six months ended June 30, 2018 and 2019, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.
(ac) Loss per share
Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted
method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

(ad) Comprehensive loss
Comprehensive loss is defined as the change in shareholders’ deficit of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.
Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.
(ae) Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.
(af) Recently adopted accounting pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842) (“ASU
2016-02”),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to classify leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized over the lease term based on an effective interest method for financing leases or on a straight-line basis for operating leases. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years.

The Company adopted ASC 842 using the modified retrospective transition approach, to be applied to leases existing as of, or entered into after, January 1, 2019. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods. The Company’s accounting policy under ASC 842, as well as the optional practical expedients elected, has been detailed in accounting policy (n) Leases above.
In connection with the adoption of ASC 842, on January 1, 2019, the Company recorded an impact of RMB50.4 million on its assets and RMB47.1 million on its liabilities for the recognition of operating lease right-of-use-assets
and operating lease liabilities, respectively, which are primarily related to the lease of the Company’s office spaces. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.
In January 2017, the FASB issued ASU
2017-04,
 “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. ASU
2017-04
 is effective for fiscal years and interim periods within those years beginning after December 15, 2019 for public entities, and early adoption is permitted after January 1, 2017. The Company adopted the new standard effective January 1, 2019 on a prospective basis, and the adoption did not have a material impact on the Company’s consolidated financial statements and the related disclosures.
In
February 2018
, the Financial Accounting Standard Board (“FASB”) issued ASU
2018-02,
 Income Statement — Reporting Comprehensive Income (Topic
220)
— Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to allow entities to reclassify the income tax effects of tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) on items within accumulated other comprehensive income to retained earnings. ASU
2018-02
 is effective for fiscal years and interim periods within those years beginning after
December 15, 2018
, and early adoption is permitted. The Company adopted ASU
2018-02
 on January
1
,
2019
and the adoption did not have a material impact on the Company’s consolidated financial statements and the related disclosures.
In
June 2018
, the Financial Accounting Standard Board (“FASB”) issued ASU
2018-07,
 Compensation – Stock Compensation (Topic
718)
— Improvements to Nonemployee Share-Based Payment Accounting, to align the accounting for share-based payment awards issued to nonemployees with the guidance applicable to grants to employees and remove requirement to reassess classification of nonemployee awards under other literature upon vesting. ASU
2018-07
 is effective for the public entities for fiscal years and interim periods within those years beginning after December
15
,
2018
, and early adoption is permitted. The Company adopted ASU
2018-07
 on January
1
,
2019
and the adoption did not have a material impact on the Company’s consolidated financial statements and the related disclosures.
(ag) Recently issued accounting pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments — Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity
debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale
debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale
debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of ASU
2016-13
on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.